Leases (Details) - Schedule of Future Lease Payments	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Future Lease Payments [Abstract]
Balance	$ 1,244,470
Additions	972,183
Interest expenses	92,575
Lease payments	(294,549)
Effects of currency translation	18,496
Balance	$ 2,033,175